Summary of Significant Accounting Policies - Concentrations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 Customer
Product Concentration Risk [Member] | Revenue [Member] | Amnion Allograft Product [Member] | Axolotl Biologix Acquisition [Member]
Product Information [Line Items]
Concentrations of risk percentage	100.00%
Product Concentration Risk [Member] | Revenue [Member] | Amnion Allograft Product [Member] | Pinnacle Transplant Technologies [Member]
Product Information [Line Items]
Concentrations of risk percentage	100.00%
Customer One [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Number of Customers	1
Customer One [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Product Information [Line Items]
Concentrations of risk percentage	100.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentrations of risk percentage	100.00%